OTHER CURRENT LIABILITIES	3 Months Ended
Jul. 31, 2026
Other Current Liabilities
OTHER CURRENT LIABILITIES

NOTE 7 — OTHER CURRENT LIABILITIES

Other current liabilities were $120,000 as of July 31, 2026 and $70,000 as of April 30, 2026. The April 30, 2026 balance related to the initial retainer under the OTCQB Advisory and Coordination Services Agreement and was paid on May 11, 2026. The July 31, 2026 balance consists of the accrued $120,000 SEC filing milestone fee recognized during the three months ended July 31, 2026. See Note 4 — Consulting and Professional Service Arrangements.